Note 15 - Income Taxes (Details) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Income Tax Disclosure [Abstract]
Statutory income tax rate	26.50%	26.50%	26.50%
Statutory income tax recovery	$ (2,143,853)	$ (3,643,080)	$ (2,347,222)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	79,210	263,650	488,769
Change in valuation allowance	2,425,721	4,861,770	2,128,819
Investment tax credit	(364,955)	(466,052)	0
Financing costs booked to equity	0	(1,049,430)	(269,715)
Difference in foreign tax rates	(1,487)	290	(651)
True up of tax returns	0	11,029	0
Tax loss expired, etc	0	21,823	0
Income Tax Expense/Benefit	(5,364)	0	0
Current tax expense	5,678	0	0
Deferred tax recovery	$ (11,042)	$ 0	$ 0